Trade and other receivables (Details)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Trade and other receivables
Trade, leases and services receivable	$ 21,147,000,000		$ 68,975,000,000
Less: allowance for doubtful accounts	999,000,000		5,783,000,000
Total trade receivables	20,148			$ 63,192
Prepayments	4,913,000,000		17,782,000,000
Guarantee deposits	(1,000,000)		(5,000,000)
Tax receivables	2,547,000,000		2,325,000,000
Loan, deposits, and others	3,639,000,000		11,478,000,000
Contributions pending integration		$ 10	0
Others	2,180,000,000		11,925,000,000
Non-current	10,715,000,000		41,044,000,000
Total other receivables	13,290			43,515
Total trade and other receivables	33,438			106,707
Current	22,723,000,000		$ 65,663,000,000
Total	$ 33,438			$ 106,707